Investments	12 Months Ended
Dec. 31, 2021
Text Block Abstract [Abstract]
Investments
16. Investments

£m
At 1 July 2018	0.9
Exchange differences	(0.1)

At 30 June 2019	0.8
Additions	2.2
Revaluation to fair value	4.0

At 30 June 2020	7.0
Revaluation to fair value	(3.1)
Exchange differences	(0.5)

At 31 December 2020	3.4
Additions	0.1
Revaluation to fair value	(0.1)
Exchange differences	0.1

At 31 December 2021	3.5
Adjustments to fair value in the fiscal year ended 31 December 2021 relate to changes in the fair value of the Group’s investment in Plexbio, Inc. Additions relate primarily to increased investment in Somaserve Limited.
Subsidiary undertakings

Name	Registered office	Country of incorporation or registration	Principal activity
Abcam Australia Pty Limited	Level 16, 414 La Trobe Street, Melbourne, VIC 3000	Australia	Sales and distribution

Abcam KK	Sumitomo Fudousan, Ningyocho Bldg 2F, 2-2-1 Nihonbashi Horidomecho Chuo-ku Tokyo 103-0012	Japan	Sales and distribution

Abcam (Hong Kong) Limited	1301 Ruttonjee House, Ruttonjee Centre, 11 Duddell Street, Central Hong Kong SARs	Hong Kong	Sales and distribution

Abcam Taiwan Company Limited	15F, No.2-1, Sec. 3, Minquan E. Road., Zhongshan District, Taipei City, Taiwan	Taiwan	Sales and distribution

Abcam (Netherlands) B.V.	Kingsfordweg 151, 1043GR Amsterdam	Netherlands	Sales and distribution

Abcam US Group Holdings, Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

Abcam Singapore Pte. Limited	711 North Buona Vista Drive, #16-08 The Metropolis Tower Two, Singapore 138589	Singapore	Sales and distribution

AbShare Share Plan Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Employee services

Ascent Scientific Limited*	C/O BDO LLP, 55 Baker Street, London, W1U 7EU	England	Dormant

Abcam (Hangzhou) Biotechnology Co., Limited	1418 Moganshan Road, Hangzhou Zhejiang, 310011	China	R&D and manufacturing

Abcam Trading (Shanghai) Co., Limited	Room 5401, Floor 4, Building 5, No. 338 Galileo Road, Pudong New Area, Shanghai	China	Sales and distribution

Abcam Inc.	152 Grove Street, Suite 1100, Waltham, MA 02453	USA	Sales and distribution

Abcam LLC	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

Abcam (US) Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX	England	Holding company

AxioMx Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing
BioVision Inc.	155 S Milpitas Boulevard, Milpitas, CA 95035, USA	USA	R&D and manufacturing

Calico Biolabs Inc.	160 Greentree Drive, Suite 101, Dover, Delaware 19904, Kent County, USA	USA	Dormant

Name	Registered office	Country of incorporation or registration	Principal activity

Epitomics Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

Epitomics Holdings, Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

Expedeon Holdings Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Holding company

Expedeon Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX	England	R&D and manufacturing

Expedeon Asia Pte Limited	1531A Upper Cross Street, #04-98 Hong Lim Complex, Singapore 051531	Singapore	R&D and manufacturing

Firefly BioWorks Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

Innova BioSciences Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Dormant

Marker Gene Technologies, Inc.	1850 Millrace Drive, Eugene, OR 97403	USA	R&D and manufacturing

MitoSciences Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

NKY Biotech, US Inc	Corporations USA, LLC, 4034 Willow Grove, Camden, DE 19934	USA	Holding company

TGR BioSciences Pty Limited	31 Dalgleish Street, Thebarton, SA 5031, Australia	Australia	R&D and manufacturing
*	In liquidation
The Group’s holdings in subsidiaries are all through ordinary shares and are all 100% owned.